UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: October 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended October 31, 2007

Total Return for the 12 Months Ended October 31, 2007

Class A	Class B	Class C	Class D	Lehman Brothers Intermediate U.S. Government/ Credit Index[1]	Lipper Multi- Sector Income Funds Index[2]
6.72%	6.06%	6.07%	7.12%	5.64%	6.31%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Fears stemming from a residential housing downturn persisted throughout the 12-month period, hitting a peak late in the second quarter of 2007. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, and a flight to quality ensued. This brought on greater concern about the impact on the financial markets, the financial system, and the broader economy, especially with regard to the effect on mortgage securities and mortgage lenders.

In an effort to help ease the credit and liquidity crunch, the Federal Open Market Committee (the ‘‘Fed’’) elected to cut the target federal funds by 50 basis points in September and another 25 basis points in October, bringing the benchmark overnight rate to 4.50 percent. At each of these meetings, the Fed acknowledged that some while upward pressure on inflation remained, the housing correction could potentially intensify and restrain growth. However, at the October meeting, they also noted that the upside risk to inflation roughly balanced the downside risk to growth, setting expectations for no further cuts in the target rate.

Throughout the 12-month period, U.S. Treasury yields fluctuated, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter dated U.S. Treasury yields experienced the greatest decline, while longer dated yields rose slightly.

Aided by the flight to quality, Treasury and agency securities outperformed all other sectors of the fixed income market for the overall period. Within the investment-grade corporate sector, lower-rated (Baa) and higher-rated (AAA) issues outpaced middle investment-grade issues. Industrials outpaced utilities and financials, which were hit hardest by the liquidity and credit crisis. Overall, intermediate-term issues outperformed longer dated issues. Within the below investment-grade corporate sector, intermediate-term and lower quality issues outpaced longer term and higher quality issues, respectively. Despite a general widening of credit spreads during the reporting period, however, spreads still remained narrow by historical standards.

The mortgage market was hit by the turmoil affecting residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area. Much of the growth in mortgage issuance over the past few years has been in the non-agency sector. This was driven by the development of a new array of loan types with payment and interest-rate features appealing to a broader set of borrowers than those available in the traditional agency space. While this helped fuel both the housing boom and a vibrant secondary market for these non-agency mortgages, the subprime meltdown cast a pall across the entire non-agency sector, with little regard for whether or not the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of non-conforming mortgage loans to the general public.

Performance Analysis

All share classes of Morgan Stanley Flexible Income Trust outperformed the Lehman Brothers Intermediate U.S. Government/Credit Index, while Class A and Class D shares outperformed and Class B and Class C shares underperformed the Lipper Multi-Sector Income Funds Index for the 12 months ended October 31, 2007, assuming no deduction of applicable sales charges.

The Fund has held an underweight corporate position for some time now, and this position benefited relative performance, particularly in the latter months of the period as credit spreads widened. Within the high yield portion of the portfolio, an overall underweight, especially to the lower rated segment of the market, benefited relative performance as higher quality issues outperformed. While we are looking for areas to take advantage of the recent spread widening and add to corporate positions, we remain cautious as we believe the credit market remains vulnerable to potential credit downgrades and/or an economic downturn.

Our emerging market debt activities also had a favorable effect on performance during the period. Overall the strategy favored local-currency denominated securities in Argentina, Brazil, Mexico, Turkey, and a few other smaller countries.

The Fund’s mortgage-backed securities holdings were focused on high-coupon, slow-prepaying agency issues and non-agency mortgages issued to high quality borrowers. Although these securities performed well early in the period, the subsequent turmoil in the mortgage market and the drying up of liquidity hurt their price performance. The Fund’s underweight in agency mortgages helped relative performance, but its overweight to non-agency mortgages hindered performance as spreads in the sector widened significantly during the reporting year.

Throughout the period, we employed a defensive interest rate strategy by maintaining a duration* for the Fund shorter than that of the benchmark Lehman Brothers Intermediate U.S. Government/Credit Index. This strategy was beneficial early in the period when interest rates were rising, but detracted from performance for the overall reporting year as Fed easing in the latter months caused rates to decline significantly.

The Fund’s yield curve positioning, however, was a positive for performance and more than offset the negative impact of its duration positioning. In March of this year, the position was adjusted to underweight longer dated issues and overweight intermediate dated issues. This was particularly additive to performance as the spread between intermediate and long dated yields widened and the curve steepened during the summer.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

PORTFOLIO COMPOSITION**
U.S. Corporate Bonds	42.2%
Foreign Government & Corporate Bonds	28.8
U.S. Government Agencies & Obligations	20.9
Short-Term Investments	8.1

LONG-TERM CREDIT ANALYSIS
AAA	39.4%
AA	5.1
A	2.9
BBB	9.3
BB	18.5
B	20.2
NR	4.6

** Does not include long/short futures contracts with an underlying face amount of $182,127,572 and net unrealized depreciation of $4,455. Also swap and forward foreign currency contracts with net unrealized appreciation of $583,813.
Data as of October 31, 2007. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., will allocate the Fund’s securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Investment Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures
and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

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Performance Summary

Performance of $10,000 Investment — Class B

Average Annual Total Returns — Period Ended October 31, 2007

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/09/92)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	6.72%	[3]	6.06%	[3]	6.07%	[3]	7.12%	[3]
	2.18	[4]	1.06	[4]	5.07	[4]	—
5 Years	7.97	[3]	7.27	[3]	7.29	[3]	8.20	[3]
	7.03	[4]	6.97	[4]	7.29	[4]	—
10 Years	3.26	[3]	2.74	[3]	2.62	[3]	3.52	[3]
	2.81	[4]	2.74	[4]	2.62	[4]	—
Since Inception	3.45	[3]	4.29	[3]	2.80	[3]	3.70	[3]
	3.01	[4]	4.29	[4]	2.80	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Multi-Sector Income Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on October 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/07 – 10/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	05/01/07	10/31/07	05/01/07 – 10/31/07
Class A
Actual (2.06% return)	$1,000.00	$1,020.60	$5.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.76	$5.50
Class B
Actual (1.75% return)	$1,000.00	$1,017.50	$8.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.74	$8.54
Class C
Actual (1.75% return)	$1,000.00	$1,017.50	$8.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.74	$8.54
Class D
Actual (2.18% return)	$1,000.00	$1,021.80	$4.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.02	$4.23

*	Expenses are equal to the Fund’s annualized expense ratios of 1.08%, 1.68%, 1.68% and 0.83% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Government & Corporate Bonds (97.3%)
	Foreign (30.8%)
	Argentina (0.8%)
	Government Obligations
ARS 7,359	Republic of Argentina	0.00*	*%	12/15/35	$250,208
$261	Republic of Argentina (j)	0.00*	*	12/15/35	35,684
ARS 850	Republic of Argentina++++	5.83		12/31/33	332,563
$656	Republic of Argentina (a)(e)(j) ++++	8.28		12/31/33	659,148
800	Republic of Argentina (d)	13.969		04/10/49	383,000
	Total Argentina				1,660,603
	Australia (0.2%)
	Property – Casualty Insurers
430	Mantis Reef Ltd. – 144A*	4.692		11/14/08	428,263
	Bermuda (0.4%)
	Cable/Satellite TV
875	Intelsat Sub Holdings Co. Ltd.	8.886	**	01/15/15	892,500
	Brazil (4.3%)
	Government Obligations (3.8%)
460	Citigroup, Inc. – 144A*+++	6.00		05/18/09	643,006
440	Federal Republic of Brazil	8.00		01/15/18	493,900
1,190	Federal Republic of Brazil	8.875		10/14/19	1,505,350
230	Federal Republic of Brazil	8.875		04/15/24	303,600
360	Federal Republic of Brazil	10.50		07/14/14	461,160
1,440	Federal Republic of Brazil (a)	11.00		08/17/40	1,936,440
1,110	Federal Republic of Brazil	14.50		10/15/09	1,321,455
BRL 1,750	JPMorgan Chase – 144A*+++	0.00		01/01/12	989,956
					7,654,867
	Major Banks (0.5%)
810	Banco ABN AMRO Real	16.20		02/22/10	511,910
1,000	Banco ABN AMRO Real – 144A*	15.861		12/13/07	580,706
					1,092,616
	Total Brazil				8,747,483
	Canada (1.6%)
	Media Conglomerates (0.4%)
$934	Canwest Media Inc.	8.00		09/15/12	915,721

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Oil & Gas Pipelines (0.7%)
$1,585	Kinder Morgan Finance Co.	5.70%		01/05/16	$1,450,682
	Other Transportation (0.5%)
970	CHC Helicopter Corp.	7.375		05/01/14	943,325
	Total Canada				3,309,728
	Colombia (0.5%)
	Government Obligations
230	Republic of Colombia	8.25		12/22/14	263,810
160	Republic of Colombia	11.75		02/25/20	239,600
450	Republic of Colombia (a)	7.375		09/18/37	515,025
	Total Colombia				1,018,435
	Denmark (0.5%)
	Finance/Rental/Leasing (0.0%)
DKK 282	Realkredit Denmark	6.00		10/01/29	56,418
0.2	Unikredit Realkredit	5.00		07/01/29	33
					56,451
	Telecommunications (0.5%)
$460	Nordic Telecommunications Holdings – 144A*	8.875		05/01/16	488,750
EUR 400	TDC AS	6.50		04/19/12	579,705
					1,068,455
	Total Denmark				1,124,906
	Ecuador (0.3%)
	Government Obligations
$100	Republic of Ecuador – 144A*	9.375		12/15/15	100,250
490	Republic of Ecuador – 144A*	10.00	**	08/15/30	469,175
	Total Ecuador				569,425
	Egypt (0.2%)
	Government Obligation
EGP 1,690	Arab Republic – 144A*(a)	8.75		07/18/12	315,487
	France (0.1%)
	Oilfield Services/Equipments
$125	Compagnie Generale de Geophysique S.A.	7.50		05/15/15	128,125
	Indonesia (0.8%)
	Pulp & Paper
1,648	Tjiwi Kimia Finance BV – 144A*	0.00	**	04/28/27	189,480
457	Tjiwi Kimia Finance BV – 144A*	6.00	**	04/29/15	392,922

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$1,334	Tjiwi Kimia Finance BV – 144A*	6.00*	*%	04/28/18	$667,023
430	Tjiwi Kimia International	6.00*	*	04/29/15	370,059
	Total Indonesia				1,619,484
	Israel (0.4%)
	Electrical Products
767	Ormat Funding Corp.	8.25		12/30/20	785,989
	Ivory Coast (0.1%)
	Government Obligation
560	Ivory Coast (d)	3.00		03/29/18	190,400
	Japan (4.6%)
	Government Obligations
JPY 650,000	Japan (Government of)	0.30		02/15/08	5,623,608
205,000	Japan (Government of)	0.30		03/20/08	1,772,708
214,500	Japan (Government of)	0.80		03/20/13	1,826,856
	Total Japan				9,223,172
	Luxembourg (0.8%)
	Oil & Gas Production (0.4%)
$702	TNK-BP Finance – 144A*	7.875		03/13/18	697,613
	Wireless Telecommunications (0.4%)
740	Wind Acquisition Finance SA – 144A*	10.75		12/01/15	826,950
	Total Luxembourg				1,524,563
	Mexico (4.2%)
	Government Obligations (1.7%)
MXN 21,680	Mexican Fixed Rate Bonds	9.50		12/18/14	2,216,291
4,510	Mexican Fixed Rate Bonds – 144A*	8.00		12/17/15	426,044
$412	United Mexican States Corp.	5.625		01/15/17	419,004
400	United Mexican States Corp.	6.75		09/27/34	448,400
					3,509,739
	Oil & Gas Production (2.3%)
1,100	Pemex Project Funding Master Trust	9.125		10/13/10	1,227,050
870	Pemex Project Funding Master Trust – 144A*	6.994	**	06/15/10	885,225
410	Pemex Project Funding Master Trust (a)	8.625		12/01/23	529,580
2,020	Pemex Project Funding Master Trust – 144A*	5.75		03/01/18	2,047,270
					4,689,125

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Telecommunications (0.2%)
$335	Axtel SA	11.00%	12/15/13	$368,500
	Total Mexico			8,567,364
	Peru (0.5%)
	Government Obligations
310	Republic of Peru	8.375	05/03/16	366,575
230	Republic of Peru (a)	8.75	11/21/33	308,200
325	Republic of Peru (a)	9.875	02/06/15	407,875
	Total Peru			1,082,650
	Philippines (2.9%)
	Government Obligations
1,390	Republic of Philippines	8.875	03/17/15	1,640,200
450	Republic of Philippines	9.00	02/15/13	519,750
2,813	Republic of Philippines	9.50	02/02/30	3,787,001
	Total Philippines			5,946,951
	Russia (3.5%)
	Government Obligations (2.3%)
1,817	Federal Republic of Russia	7.50	03/31/30	2,051,542
811	Federal Republic of Russia	11.00	07/24/18	1,152,593
600	Federal Republic of Russia	12.75	06/24/28	1,082,280
RUB 10,000	JPMorgan Chase +++	7.00	06/28/17	387,564
				4,673,979
	Major Banks (0.4%)
$214	Russian Agricultural Bank – 144A*	6.299	05/15/17	203,279
100	Russian Agricultural Bank	7.175	05/16/13	103,170
480	Russian Agricultural Bank – 144A*	7.175	05/16/13	496,272
				802,721
	Oil & Gas Pipelines (0.8%)
597	Gaz Capital – 144A*	6.212	11/22/16	590,135
810	Gaz Capital	8.625	04/28/34	1,031,438
				1,621,573
	Total Russia			7,098,273
	Turkey (1.9%)
	Government Obligations
384	Republic of Turkey	6.750	04/03/18	391,680
1,498	Republic of Turkey	11.00	01/14/13	1,842,540

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$500	Republic of Turkey	11.50%	01/23/12	$608,150
590	Republic of Turkey (a)	11.875	01/15/30	939,988
	Total Turkey			3,782,358
	Ukraine (0.2%)
	Government Obligation
440	Ukraine Ministry of Finance – 144A* (a)	6.58	11/21/16	448,250
	United Kingdom (0.2%)
	Cable/Satellite TV
115	NTL Cable PLC	9.125	08/15/16	121,900
210	NTL Cable PLC (a)	8.75	04/15/14	217,875
	Total United Kingdom			339,775
	Venezuela (1.8%)
	Government Obligations
310	Republic of Venezuela	8.50	10/08/14	319,300
1,945	Republic of Venezuela	9.25	09/15/27	2,136,583
1,000	Republic of Venezuela	10.75	09/19/13	1,121,000
	Total Venezuela			3,576,883
	Total Foreign (Cost $60,025,117)			62,381,067
	United States (66.5%)
	Corporate Bonds (25.1%)
	Advertising/Marketing Services (1.2%)
1,060	Idears Inc.	8.00	11/15/16	1,067,950
465	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	425,475
1,125	Valassis Communications Inc. – 144A* (a)	8.25	03/01/15	953,437
				2,446,862
	Air Freight/Couriers (0.1%)
185	FedEx Corp.	7.25	02/15/11	198,072
	Apparel/Footwear (0.2%)
335	Oxford Industries, Inc.	8.875	06/01/11	336,675
	Auto Parts: O.E.M. (0.2%)
415	ArvinMeritor, Inc. (a)	8.75	03/01/12	415,000
	Broadcasting (0.3%)
575	Univision Communication – 144A* (a)	9.75	03/15/15	566,375
	Building Products (0.4%)
790	Interface Inc.	9.50	02/01/14	837,400

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Cable/Satellite TV (1.3%)
$850	Cablevision Systems Corp. (Series B)	9.644	**%	04/01/09	$877,625
536	CCH I LLC/CCH I CAP Co.	11.00		10/01/15	522,600
625	Echostar DBS Corp.	6.375		10/01/11	634,375
545	Echostar DBS Corp.	6.625		10/01/14	557,262
					2,591,862
	Casino/Gaming (2.1%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (d)(j)	13.50		03/01/10	0
905	Isle of Capri Casinos	7.00		03/01/14	807,712
955	Las Vegas Sands Corp.	6.375		02/15/15	932,319
1,630	MGM Mirage Inc.	6.00		10/01/09	1,634,075
3,904	Resort At Summerlin LP/Ras Co. (Series B) (d)(f)(j)	13.00	†	12/15/07	0
250	Station Casinos, Inc.	6.00		04/01/12	233,125
675	Station Casinos, Inc.	6.875		03/01/16	561,937
					4,169,168
	Chemicals: Specialty (1.4%)
510	Equistar Chemical Funding	10.125		09/01/08	529,125
52	Equistar Chemical Funding	10.625		05/01/11	54,600
1,400	Innophos, Inc.	8.875	**	08/15/14	1,417,500
715	Koppers Holdings, Inc.	9.875	††	11/15/14	616,687
161	Koppers Industry Inc.	9.875		10/15/13	171,062
					2,788,974
	Coal (0.1%)
175	Foundation PA Coal Co.	7.25		08/01/14	172,812
	Containers/Packaging (1.6%)
1,665	Berry Plastics Holding Corp.	8.875		09/15/14	1,714,950
650	Graphic Packaging International Corp. (a)	9.50		08/15/13	685,750
850	Owens-Illinois, Inc.	7.50		05/15/10	864,875
					3,265,575
	Data Processing Services (0.3%)
495	Sungard Data Systems Inc.	9.125		08/15/13	507,375
	Electric Utilities (1.5%)
36	AES Corp. (The)	8.875		02/15/11	37,755
53	AES Corp. (The)	9.375		09/15/10	56,312
30	Detroit Edison Co. (The)	6.125		10/01/10	30,996
1,300	IPALCO Enterprises, Inc.	8.375		11/14/08	1,329,250
100	IPALCO Enterprises, Inc.	8.625		11/14/11	105,750
342	PSEG Energy Holdings Inc.	8.625		02/15/08	345,777

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$810	Texas Comp Electrical Holding Co. – 144A*	10.25%		11/01/15	$818,100
220	Texas Eastern Transmission, LP	7.00		07/15/32	241,334
					2,965,274
	Finance/Rental/Leasing (0.7%)
1,680	Ford Motor Credit Co.	7.25		10/25/11	1,564,062
	Financial Conglomerates (0.7%)
1,647	General Motors Acceptance Corp.	6.875		09/15/11	1,519,142
	Food Retail (0.6%)
205	CA FM Lease Trust – 144A*	8.50		07/15/17	222,960
818	Delhaize America, Inc.	9.00		04/15/31	994,194
					1,217,154
	Food: Meat/Fish/Dairy (1.7%)
420	Michael Foods Inc. (Series B)	8.00		11/15/13	422,100
1,330	Pilgrim’s Pride Corp.	7.625		05/01/15	1,343,300
870	Smithfield Foods Inc.	7.00		08/01/11	883,050
715	Smithfield Foods Inc. (a)	7.625		02/15/08	718,575
100	Smithfield Foods Inc. (Series B)	8.00		10/15/09	103,500
					3,470,525
	Home Building (0.0%)
110	Pulte Homes, Inc.	6.375		05/15/33	87,524
	Home Improvement Chains (0.1%)
170	Home Depot, Inc.	5.819		12/16/09	167,985
	Hospital/Nursing Management (1.5%)
1,655	Columbia/HCA Healthcare Corp. (a)	7.69		06/15/25	1,380,176
535	HCA, Inc.	5.75		03/15/14	452,075
620	Sun HealthCare Group Inc. – 144A*	9.125		04/15/15	640,150
645	Tenet Healthcare Corp.	7.375		02/01/13	551,475
					3,023,876
	Industrial Machinery (0.1%)
149	Goodman Global Holding Company, Inc. (Series B)	8.36*	*	06/15/12	150,117
	Industrial Specialties (0.3%)
410	Johnsondiversy, Inc.	9.625		05/15/12	427,425
247	UCAR Finance, Inc.	10.25		02/15/12	259,350
					686,775

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Insurance Brokers/Services (0.4%)
$780	Farmers Insurance Exchange – 144A*	8.625%	05/01/24	$891,771
	Medical Specialties (0.3%)
455	Hospira, Inc.	5.678	03/30/10	451,778
190	Invacare Corp. (a)	9.75	02/15/15	194,275
				646,053
	Medical/Nursing Services (0.6%)
1,020	Fresenius Medical Care Capital Trust	7.875	06/15/11	1,071,000
150	Fresenius Medical Care Capital Trust II	7.875	02/01/08	150,750
				1,221,750
	Metal Fabrications (0.3%)
610	Hexcel Corp.	6.75	02/01/15	602,375
	Miscellaneous Commercial Services (0.5%)
100	Iron Mountain Inc.	7.75	01/15/15	101,750
815	Iron Mountain Inc.	8.625	04/01/13	833,337
				935,087
	Miscellaneous Manufacturing (0.4%)
1,160	Propex Fabrics Inc.	10.00	12/01/12	748,200
	Oil & Gas Pipelines (0.4%)
400	Colorado Interstate Gas Co.	6.80	11/15/15	417,270
480	Pacific Energy Partners/Finance	7.125	06/15/14	496,429
				913,699
	Oil & Gas Production (2.3%)
490	Chaparral Energy Inc. 144A* (a)	8.875	02/01/17	460,600
530	Chesapeake Energy Corp.	7.50	09/15/13	547,225
860	Hilcorp Energy/Finance – 144A*	7.75	11/01/15	850,325
1,050	Husky Oil Ltd.	8.90	08/15/28	1,085,197
1,635	Pogo Producing Co.	6.875	10/01/17	1,663,613
				4,606,960
	Publishing: Books/Magazines (0.5%)
374	Dex Media East/Finance	12.125	11/15/12	398,778
543	Dex Media West/Finance	9.875	08/15/13	581,689
				980,467

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Pulp & Paper (0.1%)
$205	P.H. Glatfelter – 144A*	7.125%		05/01/16	$203,975
	Railroads (0.3%)
565	Union Pacific Corp.	5.45		01/31/13	565,732
	Restaurants (0.4%)
170	Aramark Corp. – 144A*	8.50		02/01/15	172,975
80	Aramark Corp. – 144A*	8.856		02/01/15	80,800
580	Aramark Services, Inc.	5.00		06/01/12	507,500
					761,275
	Savings Banks (0.1%)
300	Washington Mutual – 144A*	9.75		10/29/49***	297,473
	Semiconductors (0.3%)
550	Freescale Semiconductors – 144A*	8.875		12/15/14	523,188
	Specialty Stores (0.5%)
1,060	Sonic Automotive, Inc.	8.625		08/15/13	1,075,900
	Specialty Telecommunications (0.7%)
400	American Tower Corp.	7.125		10/15/12	412,000
470	American Tower Corp.	7.50		05/01/12	486,450
118	Panamsat Corp.	9.00		08/15/14	120,950
330	Qwest Communications International (a)	9.058	**	02/15/09	333,300
145	U.S. West Communications Corp.	5.625		11/15/08	145,000
					1,497,700
	Telecommunications (0.0%)
657	Exodus Communications, Inc. (d)(f)(j)	11.625		07/15/10	0
4,679	Rhythms Netconnections, Inc. (d)(f)(j)	12.75		04/15/09	0
					0
	Tobacco (0.3%)
580	RJ Reynolds Tobacco Holdings	6.50		07/15/10	601,441
	Water Utilities (0.3%)
705	Nalco Co.	7.75		11/15/11	720,863
	Total Corporate Bonds (Cost $68,423,279)				50,942,493
	U.S. Government Obligation (0.5%)
1,000	U.S. Treasury Bonds (a) (Cost $946,250)	4.50		02/15/36	960,313

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations (22.9%)
	U.S. Government Agencies (3.9%)
	Freddie Mac (2.1%)
$2,076		5.591	**%	08/15/28	$2,098,528
951		5.591	**	07/15/31	956,970
1,085		5.725	**	06/15/23	1,093,044
					4,148,542
	Federal National Mortgage Assoc. (1.8%)
2,028		5.223		03/25/17	2,035,936
1,158		6.075		12/25/23	1,190,440
476	IO	6.00		01/01/20	64,135
364	IO	6.00		01/01/20	49,201
155	IO	6.50		03/01/20	21,037
142	IO	7.00		11/01/19	17,221
1,050	IO	7.00		12/01/34	207,576
537	IO	7.50		03/01/35	100,839
190	IO	8.00		03/01/35	36,448
					3,722,833
	Total U.S. Government Agencies				7,871,375
	Private Issues (19.0%)
	American Home Mortgage Investment
1,564	2005-2	5.173		09/25/45	1,535,161
585	2006-4	5.183		10/25/46	568,743
1,901	2007-1 GA1C	5.062		05/25/47	1,860,615
537	2007-5 A3	5.173		06/25/47	502,410
	Bear Stearns Mortgage Funding Trust
8,681	2006-16 4C (IO) 144A*	0.00		03/27/36	144,102
15,462	2006-4N CTFS (IO) 144A*	0.00*	*	02/27/36	282,961
17,128	2007-N3 10C (IO)	2.316	**	06/26/36	438,457
12,941	2006-17 4C (IO) 144A*	0.00		05/27/36	258,827
13,284	2007-N2 14C (IO) 144A*	2.045	**	01/27/37	325,464
16,672	2007-N2 13C (IO) 144A*	2.14*	*	01/27/37	391,770
18,306	2007-N5 (IO)	2.35		04/25/37	485,101
1,460	2006-AR5 1A1	5.033	**	12/25/36	1,438,400
16	2006-17 4A2 144A*	6.50		05/27/36	15,571
39	2006-16 4A1 144A*	6.50		03/27/36	38,215
50	2006-17 4A1 144A*	6.50		05/27/36	45,500
50	2006-16 4A2 144A*	6.50		03/27/36	49,000
70	2006-17 4A3 144A*	6.50		05/27/36	66,542

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$950	Citibank Credit Card Issuance Trust 2007-A8 Class A8	5.65%		09/20/19	$958,825
	Countrywide Alternative Loan Trust
1,203	2007-OA9	5.163	**	06/25/47	1,175,723
1,575	2007-OA8	5.103		06/25/47	1,521,269
654	2006-0A21	5.278		03/20/47	615,316
671	2006-0A17	5.298		12/20/46	632,226
6,493	2005-81 X1 (IO)	2.069		02/25/37	336,827
6,088	2007-OA7 (IO) 144A*	0.00*	*	05/25/47	240,723
13,187	2006-OA22 CP (IO)	0.00*	*	02/25/47	458,653
9,633	2006-OA21 X (IO)	0.00*	*	03/20/47	506,882
8,908	2005-58R A (IO)	2.58*	*	12/20/35	359,127
5,694	2006-OA1 2X (IO)	0.00*	*	03/20/46	243,121
19,714	2006-OA17 IXP (IO)	2.66*	*	12/20/46	917,813
18,383	2005-41 IX (IO)	1.68*	*	09/25/35	425,099
6,821	2005-59R A (IO)	2.36*	*	12/20/35	199,476
571	Deutsche ALT-A Sec Inc Mortgage 2006-OA1	5.763		02/25/47	540,559
1,485	DSLA Mortgage Loan Trust – 2007-AR1 2A1A	5.161		04/19/38	1,454,946
	Greenpoint Mortgage Fund
4,475	2005-AR4 X4 (IO)	2.277	**	10/25/45	133,553
2,754	2005-AR3 X1 (IO)	2.372	**	08/25/45	82,194
1,088	2006-AR2 3A2	5.093	**	03/25/36	1,062,207
	GS Mortgage Securities Corp.
3,077	2006-OA1R A (IO)	2.37*	*	08/25/35	107,210
	Harborview Mortgage Loan Trust
552	2006-9 NM 144A*	0.00		12/15/36	305,049
3	2006-1 PO1 (PO)	0.00		03/19/37	2,426
3,957	2005-3 X2 (IO)	0.769	**	06/19/35	91,497
6,538	2005-2 X1 (IO)	1.815	**	05/19/35	151,194
5,662	2006-1 X1 (IO)	2.393	**	03/19/37	247,703
1,440	2006-10 2A1A	5.201	**	11/19/36	1,413,898
	Indymac Index Mortgage Loan Trust
4,898	2005-AR12 AX2 (IO)	1.47*	*	07/25/35	172,965
1,025	2005-AR4 2A1A	5.153	**	03/25/35	1,007,888
	Luminent Mortgage Trust
778	2006-1 A1	5.113	**	04/25/36	765,750
	Residential Accredit Loans, Inc.
5,290	2007-Q03 SB (IO) 144A*	0.00*	*	03/25/47	214,913
29,873	2007-Q05	0.00*	*	08/25/47	840,182
2,232	2007-Q04 A1A	5.073	**	05/25/47	2,189,461
13,342	2007-Q04 SB (IO)	0.00*	*	05/25/47	575,370

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$551	2006-Q01 A1A	5.133	**%	02/25/46	$542,961
393	2006-Q01 2A1	5.143	**	02/25/46	388,037
	Structured Asset Mortgage Investments, Inc.
1,649	2005-14 A1	5.183	**	07/25/35	1,625,958
568	2006-AR3 A1	5.063	**	02/25/36	556,192
1,030	2006-AR2 A2	5.183	**	02/25/36	1,004,467
517	2006-AR6	5.153		07/25/36	490,134
1,761	2007-AR4	5.053		09/25/47	1,709,458
1,476	2006-AR8 A1A	5.073	**	10/25/36	1,453,835
	Washington Mutual
519	2006-AR5	5.153		07/25/46	491,469
1,620	2007-OA6 CA1B	5.103	**	07/25/47	1,575,291
268	2005-AR17 A1B1	5.123	**	12/25/45	267,012
104	2005-AR19 A1B1	5.123	**	12/25/45	104,130
	Total Private Issues				38,605,828
	Total Collateralized Mortgage Obligations (Cost $49,231,415)				46,477,203
	U.S. Government Agencies – Mortgage-Backed Securities (18.0%)
	Federal Home Loan Mortgage Corp. (2.9%)
28		6.50		02/01/29– 09/01/33	28,552
675		6.50		†††	691,348
3,702		7.50		07/01/17– 05/01/33	3,910,592
614		8.00		09/01/24– 08/01/32	651,796
437		8.50		11/01/15– 07/01/31	468,250
181		9.00		06/01/30– 01/01/31	196,578
1		9.50		07/01/20	790
					5,947,906
	Federal Home Loan Mortgage Corp. ARM (0.5%)
928		5.627		03/01/37	936,335
	Federal National Mortgage Assoc. (12.0%)
1,707		6.00		12/01/18– 01/01/19	1,737,930
1		6.00		04/01/13	1,111
2,663		6.50		05/01/28– 11/01/33	2,743,388

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$650		6.50%	+++	$665,336
5,252		7.00	12/01/25– 12/01/34	5,498,169
27		7.00	08/01/08– 01/01/09	26,758
7,425		7.50	02/01/22– 07/01/34	7,857,575
1,400		8.00	06/01/22– 08/01/37	1,479,425
3,983		8.50	02/01/09– 10/01/32	4,277,800
58		9.00	09/01/21– 09/01/30	63,599
				24,351,091
	Federal National Mortgage Assoc. ARM (2.0%)
1,036		4.736	06/01/36	1,023,892
930		5.006	09/01/35	918,133
1,082		5.105	11/01/35	1,078,727
1,017		5.133	06/01/35	1,013,768
				4,034,520
	Government National Mortgage Assoc. (0.6%)
780		7.50	05/15/17– 11/15/26	825,649
289		8.00	01/15/22– 05/15/30	307,640
78		8.50	08/15/22– 12/15/24	84,156
				1,217,445
	Government National Mortgage Assoc. II (0.0%)
74		7.50	07/20/25	77,846
	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $36,745,588)			36,565,143
	Total United States (Cost $155,346,532)			134,945,152
	Total Government & Corporate Bonds (Cost $215,371,649)			197,326,219
	Convertible Bond (0.1%)
	Telecommunication Equipment
178	Nortel Networks Corp. (Cost $176,091)	4.25	09/01/08	175,775

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Senior Loans (0.9%)
	Financial Publishing/Services (0.5%)
$1,040	First Data Corp.	7.959%	09/24/14	$1,006,200
	Oil & Gas Production (0.4%)
785	Sandridge Energy Inc.	8.625	04/01/15	775,188
	Total Senior Loans (Cost $1,795,230)			1,781,388

NUMBER OF SHARES
	Common Stocks (0.0%)
	Casino/Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp. + (h)(j)	0
	Electric Utilities (0.0%)
102	PNM Resources Inc. (e)	2,551
	Food: Specialty/Candy (e)(h)(j) (0.0%)
2,423	SFAC New Holdings Inc. ++	0
445	SFFB New Holdings Inc.	0
		0
	Internet Software/Services (0.0%)
1,038	Neon Communications Group Inc. (e)	5,346
	Restaurants (e)(h)(j) (0.0%)
3,387	American Restaurant Group Holdings, Inc.	27,096
95,844	Catalina Restaurant Group (Escrow)	958
		28,054
	Specialty Telecommunications (e)(h) (0.0%)
12,688	Birch Telecom Inc.# (j)	127
133,935	PFB Telecom NV (Series B) (j)	0
665	XO Holdings, Inc.	2,128
		2,255
	Telecommunications (0.0%)
2,702	Viatel Holdings Bermuda Ltd. (e)(h)	14
	Textiles (0.0%)
298,462	U.S. Leather, Inc. (e)(h)(j)	0
	Wireless Telecommunications (e) (0.0%)
677	USA Mobility, Inc. (a)	10,588
	Total Common Stocks (Cost $42,277,029)	48,808

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	Warrants (h) (0.0%)
	Casino/Gaming (j) (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. – 144A*	03/01/10	$0
3,250	Resort At Summerlin LP – 144A*	12/15/07	0
			0
	Government Obligation (0.0%)
596	United Mexican States Corp.	11/07/07	298
	Specialty Telecommunications (e) (0.0%)
1,331	XO Holdings, Inc. (Series A)	01/16/10	600
997	XO Holdings, Inc. (Series B)	01/16/10	269
997	XO Holdings, Inc. (Series C)	01/16/10	110
			979
	Total Warrants (Cost $19,199)		1,277

NUMBER OF CONTRACTS
	Put Options Purchased (0.0%)
11	90 day Euro $ March/2008 @ $94.50	138
191	90 day Euro $ March/2008 @ $94.75	4,775
654	90 day Euro $ December/2007 @ $94.75	4,087
8,500,000	CHF March/2008 @ $1.1861	58,650
	Total Put Options Purchased ( Cost $398,502 )	67,650

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (8.7%)
	U.S. Treasury Bill (c) (g) (0.2%)
$450	U.S. Treasury Bill (Cost $445,760)	4.845%	01/10/08	445,760

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

NUMBER OF SHARES (000)			VALUE
	Security Purchased from Securities Lending Collateral (5.6%)
11,288	The Bank of New York Institutional Cash Reserve Fund (Cost $11,287,774)		$11,287,774
	Investment Company (b) (2.9%)
5,879	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class ## (Cost $5,878,583)		5,878,583
	Total Short-Term Investments (Cost $17,612,117)		17,612,118
	Total Investments (Cost $277,649,817) (i)(k)	107.0%	217,013,234
	Liabilities in Excess of Other Assets	(7.0)	(14,283,718)
	Net Assets	100.0%	$202,729,516

IO	Interest Only security
PO	Principal Only security.
*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at October 31, 2007.
***	Security issued with perpetual maturity.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
†††	Security was purchased on a forward commitment basis with an approximate principal amount and no definite date; the actual principal amount and maturity date will be determined upon settlement.
+	Resale is restricted acquired (12/22/98) at a cost basis of $48,586.
++	Resale is restricted acquired (06/10/99) at a cost basis of $24.
+++	Currency index credit linked unsecured note.
++++	Capital appreciation bond.
#	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $6,277,972.
##	Includes cash in the amount of $1,050,000 designated as collateral in connection with open swap contracts.
(a)	All or a portion of the security is on loan as of October 31, 2007.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(c)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $328,740.
(d)	Non-income producing security; bond in default.
(e)	Acquired through exchange offer.
(f)	Issuer in bankruptcy.
(g)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(h)	Non-income producing securities.
(i)	Securities have been designated as collateral in amount equal to $183,166,526 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts, open futures contracts and open swap contracts.
(j)	Securities with a total market value equal to $723,013 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(k)	The aggregate cost for federal income tax purposes is $276,939,192. The aggregate gross unrealized appreciation is $4,211,565 and the aggregate gross unrealized depreciation is $64,137,523, resulting in net unrealized depreciation of $59,925,958.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

Forward Foreign Currency Contracts Open at October 31, 2007

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
JPY	117,000,000	$1,015,625	01/09/08	$(6,990)
DKK	300,000	$57,075	01/24/08	(1,281)
EUR	344,000	$496,530	01/31/08	(2,293)
		Total Unrealized Depreciation		$(10,564)

Currency Abbreviations
ARS	Argentine Peso.
BRL	Brazilian Real.
DKK	Danish Krone.
EGP	Egyptian Pound.
EUR	Euro.
JPY	Japanese Yen.
MXN	Mexican New Peso.
RUB	Russian Ruble.
TRY	Turkish Lira.

Futures Contracts Open at October 31, 2007

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
194	Long	US Treasury Note 5 Year December 2007	$20,824,688	$103,298
149	Long	US Treasury Note 10 Year December 2007	16,392,329	184,832
1	Short	90 Day Euro $ Future December 2007	(238,125)	(1,278)
12	Short	90 Day Euro $ Future December 2010	(2,851,800)	(531)
14	Short	90 Day Euro $ Future September 2010	(3,329,725)	(739)
17	Short	90 Day Euro $ Future June 2010	(4,046,213)	(1,109)
23	Short	90 Day Euro $ Future March 2010	(5,478,600)	(1,788)
23	Short	90 Day Euro $ Future December 2009	(5,483,200)	(2,438)
27	Short	90 Day Euro $ Future June 2009	(6,450,300)	(3,086)
27	Short	90 Day Euro $ Future September 2009	(6,443,550)	(3,157)
31	Short	90 Day Euro $ Future March 2009	(7,413,263)	(2,410)
36	Short	90 Day Euro $ Future December 2008	(8,613,000)	(846)
37	Short	90 Day Euro $ Future September 2008	(8,851,325)	(1,546)
39	Short	90 Day Euro $ Future June 2008	(9,322,950)	(2,322)
64	Short	90 Day Euro $ Future March 2008	(15,280,800)	(9,665)
173	Short	US Treasury Note 20 Year December 2007	(19,478,719)	(156,015)
201	Short	US Treasury Note 2 Year December 2007	(41,628,985)	(105,655)
		Net Unrealized Depreciation		$(4,455)

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2007 continued

Credit Default Swap Contracts Open at October 31, 2007:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Dell Inc	Buy	$575	0.22%	March 20, 2011	$(508)
Goldman Sachs International DJ CDX NA HVOL	Buy	4,600	0.75	December 20, 2011	130,975
Goldman Sachs International The Hartford Financial Services, Inc.	Buy	1,200	0.12	December 20, 2011	6,892
Goldman Sachs International Motorola, Inc.	Buy	390	0.15	December 20, 2011	2,123
Goldman Sachs International Motorola, Inc.	Buy	800	0.157	December 20, 2011	4,145
Goldman Sachs International Union Pacific Corporation	Buy	600	0.20	December 20, 2011	616
Citibank, N.A., New York Covidien Ltd.	Buy	453	0.43	March 20, 2012	(2,455)
Citibank, N.A., New York Covidien Ltd.	Buy	233	0.43	March 20, 2012	(1,263)
Citibank, N.A., New York Tyco International	Buy	453	0.43	March 20, 2012	(672)
Citibank, N.A., New York Tyco International	Buy	233	0.43	March 20, 2012	(346)
Citibank, N.A., New York Tyco Electronics	Buy	453	0.43	March 20, 2012	(671)
Citibank, N.A., New York Tyco Electronics	Buy	233	0.43	March 20, 2012	(346)
Goldman Sachs International Chubb Corp.	Buy	1,150	0.10	March 20, 2012	6,023
Goldman Sachs International Gap Inc.	Buy	700	1.19	March 20, 2012	(11,857)
JPMorgan Chase Bank N.A. Belo Corp.	Buy	195	1.18	June 20, 2014	5,792
JPMorgan Chase Bank N.A. Belo Corp.	Buy	560	1.30	June 20, 2014	13,023
	Net Unrealized Appreciation				$151,471

Interest Rate Swap Contracts Open at October 31, 2007:

COUNTERPARTY	NOTIONAL AMOUNT (000’S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND@	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	21,400	Fixed Rate 5.349%	Floating Rate 5.499%	5/24/2017	$419,654
JPMorgan Chase Bank N.A.	9,700	Fixed Rate 5.088	Floating Rate 5.725	9/11/2017	(15,908)
Deutsche Bank	5,500	Fixed Rate 5.198	Floating Rate 5.24	10/4/2017	39,160
	Net Unrealized Appreciation				$442,906

@	Floating rate represents USD-3 months LIBOR.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements

Statement of Assets and Liabilities

October 31, 2007

Assets:
Investments in securities, at value (cost $271,771,234) (including $10,819,352 for securities loaned)	$211,134,651
Investments in affiliate, at value (cost $5,878,583)	5,878,583
Unrealized appreciation on open swap contracts	628,403
Receivable for:
Interest	2,429,581
Periodic interest on swap contracts	591,823
Variation margin	184,605
Shares of beneficial interest sold	110,689
Dividends from affiliate	11,858
Principal paydowns	11,324
Premium received from swap contracts	3,428
Prepaid expenses and other assets	86,628
Total Assets	221,071,573
Liabilities:
Collateral on securities loaned at value	11,287,774
Unrealized depreciation on open forward foreign currency contracts	10,564
Unrealized depreciation on open swap contracts	34,026
Payable for:
Investments purchased	3,222,000
Swap contracts collateral due to brokers	1,050,000
Periodic interest payment on swap contract	328,888
Shares of beneficial interest redeemed	267,533
Distribution fee	89,738
Investment advisory fee	58,542
Administration fee	14,716
Transfer agent fee	5,375
Payable to bank	1,763,601
Accrued expenses and other payables	209,300
Total Liabilities	18,342,057
Net Assets	$202,729,516
Composition of Net Assets:
Paid-in-capital	$516,169,851
Net unrealized depreciation	(60,037,539)
Accumulated undistributed net investment income	2,286,435
Accumulated net realized loss	(255,689,231)
Net Assets	$202,729,516
Class A Shares:
Net Assets	$109,540,780
Shares Outstanding (unlimited authorized, $.01 par value)	17,962,977
Net Asset Value Per Share	$6.10
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$6.37
Class B Shares:
Net Assets	$71,079,020
Shares Outstanding (unlimited authorized, $.01 par value)	11,637,527
Net Asset Value Per Share	$6.11
Class C Shares:
Net Assets	$12,396,460
Shares Outstanding (unlimited authorized, $.01 par value)	2,033,192
Net Asset Value Per Share	$6.10
Class D Shares:
Net Assets	$9,713,256
Shares Outstanding (unlimited authorized, $.01 par value)	1,586,089
Net Asset Value Per Share	$6.12

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Operations

For the year ended October 31, 2007

Net Investment Income
Income
Interest	$16,624,553
Income from securities loaned – net	36,834
Dividends from affiliate	84,330
Total Income	16,745,717
Expenses
Distribution fee (Class A shares)	273,625
Distribution fee (Class B shares)	720,210
Distribution fee (Class C shares)	108,926
Investment advisory fee	706,772
Transfer agent fees and expenses	298,868
Professional fees	252,438
Administration fee	176,693
Shareholder reports and notices	139,655
Custodian fees	97,070
Registration fees	46,488
Trustees’ fees and expenses	14,834
Other	58,673
Total Expenses	2,894,252
Less: amounts waived/reimbursed	(1,453)
Less: expense offset	(1,914)
Net Expenses	2,890,885
Net Investment Income	13,854,832
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	3,694,311
Futures contracts	236,269
Option contracts	71,178
Swap contracts	(48,655)
Foreign exchange transactions	(72,471)
Net Realized Gain	3,880,632
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(4,222,795)
Futures contracts	(148,539)
Swap contracts	594,377
Option contracts	(126,315)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	59,122
Net Change in Unrealized Appreciation/Depreciation	(3,844,150)
Net Gain	36,482
Net Increase	$13,891,314

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$13,854,832	$14,653,506
Net realized gain/loss	3,880,632	(7,236,231)
Net change in unrealized appreciation/depreciation	(3,844,150)	9,753,704
Net Increase	13,891,314	17,170,979
Dividends to Shareholders from Net Investment Income:
Class A shares	(6,734,363)	(9,473,717)
Class B shares	(4,564,304)	(9,224,984)
Class C shares	(692,094)	(1,051,939)
Class D shares	(661,855)	(1,051,034)
Total Dividends	(12,652,616)	(20,801,674)
Net decrease from transactions in shares of beneficial interest	(38,877,763)	(51,951,867)
Net Decrease	(37,639,065)	(55,582,562)
Net Assets:
Beginning of period	240,368,581	295,951,143
End of Period (Including accumulated undistributed net investment income of $2,286,435 and $173,354, respectively)	$202,729,516	$240,368,581

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2007

1.   Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) interest rate/credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2007 continued

Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily except where collection is not expected.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities,

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2007 continued

other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Option Transactions — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

G.   Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize swap contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books. Any cash received is invested in Morgan Stanley Institutional Liquidity Fund.

H.   Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2007 continued

swap (‘‘Buy Contract’’), or provide credit protection on the referenced obligation of the credit default swap (‘‘Sale Contract’’). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the maximum payout amount limited to the notional amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund’s books. The Fund may pay or receive cash to collateralize swap contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books. Any cash received is invested in Morgan Stanley Institutional Liquidity Fund.

I.   Securities Lending — Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2007 were $10,819,352 and $11,287,774, respectively. The Fund received cash collateral which was subsequently invested in The Bank of New York Institutional Cash Reserve Fund as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

J.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

K.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2007 continued

L.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C – up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,112,931 at October 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2007 continued

sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $129, $153,537 and $708, respectively and received $49,006 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the year ended October 31, 2007, advisory fees paid were reduced by $1,453 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $84,330 for the year ended October 31, 2007. During the year ended October 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $52,676,971 and $46,798,388, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2007 aggregated $144,424,229 and $172,326,097, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $91,119,729 and $59,428,262 respectively. Also included in the aforementioned are purchases of $249,377 with other Morgan Stanley Funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2007, included

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2007 continued

in Trustees’ fees and expenses in the Statement of Operations amounted to $10,530. At October 31, 2007, the Fund had an accrued pension liability of $89,967 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2007 continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2007		FOR THE YEAR ENDED OCTOBER 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	802,357	$4,906,979	608,662	$3,671,371
Conversion from Class B	2,489,144	15,180,912	3,496,038	21,060,941
Reinvestment of dividends	576,614	3,515,548	794,009	4,777,426
Redeemed	(5,154,446)	(31,498,968)	(5,393,152)	(32,537,899)
Net decrease – Class A	(1,286,331)	(7,895,529)	(494,443)	(3,028,161)
CLASS B SHARES
Sold	1,302,409	7,975,646	1,432,089	8,645,329
Conversion to Class A	(2,485,069)	(15,180,912)	(3,490,689)	(21,060,941)
Reinvestment of dividends	304,486	1,860,000	601,154	3,624,587
Redeemed	(3,793,793)	(23,211,226)	(5,942,445)	(35,945,558)
Net decrease – Class B	(4,671,967)	(28,556,492)	(7,399,891)	(44,736,583)
CLASS C SHARES
Sold	330,267	2,019,934	182,077	1,100,719
Reinvestment of dividends	66,700	406,590	98,385	591,948
Redeemed	(500,453)	(3,048,992)	(662,985)	(4,000,670)
Net decrease – Class C	(103,486)	(622,468)	(382,523)	(2,308,003)
CLASS D SHARES
Sold	85,056	522,627	227,917	1,383,985
Reinvestment of dividends	86,657	530,405	134,237	810,684
Redeemed	(465,941)	(2,856,306)	(673,456)	(4,073,789)
Net decrease – Class D	(294,228)	(1,803,274)	(311,302)	(1,879,120)
Net decrease in Fund	(6,356,012)	$(38,877,763)	(8,588,159)	$(51,951,867)

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2007 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
Ordinary income	$12,652,616	$20,801,674

As of October 31, 2007, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$1,792,409
Undistributed long-term gains	—
Net accumulated earnings	1,792,409
Capital loss carryforward*	(255,841,649)
Temporary differences	(238,687)
Net unrealized depreciation	(59,152,408)
Total accumulated losses	$(313,440,335)

* During the year ended October 31, 2007, the Fund utilized $2,778,079 of its net capital loss carryforward. As of October 31, 2007, the Fund had a net capital loss carryforward of $255,841,649, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$20,299,557	October 31, 2008
39,097,864	October 31, 2009
58,593,426	October 31, 2010
96,230,817	October 31, 2011
23,122,351	October 31, 2012
10,246,820	October 31, 2013
8,250,814	October 31, 2014

As of October 31, 2007, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts, interest on bonds in default and capital loss deferrals on straddles.

Permanent differences, due to losses on paydowns, tax adjustments on debt securities sold by the Fund, foreign currency gains and an expired capital loss carryforward, resulted in the following reclassifications among the Fund’s components of net assets at October 31, 2007:

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2007 continued

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$910,865	$5,639,090	$(6,549,955)

7.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

For hedging and investment purposes, the Fund may engage in transactions listed and over-the-counter options and interest rate futures to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2007 continued

In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

8.    Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9.   Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.07		$6.14	$6.36	$6.38	$5.95
Income (loss) from investment operations:
Net investment income‡	0.40		0.35	0.31	0.30	0.23
Net realized and unrealized gain (loss)	0.00		0.07	(0.07)	0.23	0.56
Total income from investment operations	0.40		0.42	0.24	0.53	0.79
Less dividends from net investment income	(0.37)		(0.49)	(0.46)	(0.55)	(0.36)
Net asset value, end of period	$6.10		$6.07	$6.14	$6.36	$6.38
Total Return†	6.72%		7.16%	3.91%	8.64%	13.65%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.05	%(2)	1.01%	0.95%	0.84%	0.84%
Net investment income	6.53	%(2)	5.84%	5.32%	4.76%	3.71%
Supplemental Data:
Net assets, end of period, in thousands	$109,541		$116,819	$121,217	$32,383	$32,166
Portfolio turnover rate	67%		67%	137%	282%	309%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.08		$6.15	$6.37	$6.39	$5.96
Income (loss) from investment operations:
Net investment income‡	0.36		0.32	0.30	0.26	0.19
Net realized and unrealized gain (loss)	0.00		0.06	(0.10)	0.22	0.56
Total income from investment operations	0.36		0.38	0.20	0.48	0.75
Less dividends from net investment income	(0.33)		(0.45)	(0.42)	(0.50)	(0.32)
Net asset value, end of period	$6.11		$6.08	$6.15	$6.37	$6.39
Total Return†	6.06%		6.51%	3.22%	7.91%	12.89%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.66	%(2)	1.61%	1.57%	1.51%	1.50%
Net investment income	5.92	%(2)	5.24%	4.70%	4.09%	3.06%
Supplemental Data:
Net assets, end of period, in thousands	$71,079		$99,127	$145,764	$296,729	$349,392
Portfolio turnover rate	67%		67%	137%	282%	309%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio –
Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.07		$6.14	$6.36	$6.38	$5.95
Income (loss) from investment operations:
Net investment income‡	0.36		0.32	0.29	0.26	0.19
Net realized and unrealized gain (loss)	0.00		0.06	(0.09)	0.22	0.56
Total income from investment operations	0.36		0.38	0.20	0.48	0.75
Less dividends from net investment income	(0.33)		(0.45)	(0.42)	(0.50)	(0.32)
Net asset value, end of period	$6.10		$6.07	$6.14	$6.36	$6.38
Total Return†	6.07%		6.52%	3.22%	7.93%	12.92%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.66	%(2)	1.61%	1.57%	1.51%	1.50%
Net investment income	5.92	%(2)	5.24%	4.70%	4.09%	3.06%
Supplemental Data:
Net assets, end of period, in thousands	$12,396		$12,965	$15,464	$17,106	$16,293
Portfolio turnover rate	67%		67%	137%	282%	309%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio –
Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.09		$6.16	$6.38	$6.40	$5.97
Income (loss) from investment operations:
Net investment income‡	0.42		0.37	0.35	0.31	0.24
Net realized and unrealized gain (loss)	(0.01)		0.06	(0.09)	0.23	0.56
Total income from investment operations	0.41		0.43	0.26	0.54	0.80
Less dividends from net investment income	(0.38)		(0.50)	(0.48)	(0.56)	(0.37)
Net asset value, end of period	$6.12		$6.09	$6.16	$6.38	$6.40
Total Return†	7.12%		7.40%	4.09%	8.81%	13.82%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.81	%(2)	0.76%	0.72%	0.66%	0.65%
Net investment income	6.77	%(2)	6.09%	5.55%	4.94%	3.91%
Supplemental Data:
Net assets, end of period, in thousands	$9,713		$11,457	$13,506	$17,054	$20,743
Portfolio turnover rate	67%		67%	137%	282%	309%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio –
Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Flexible Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Flexible Income Trust (the ‘‘Fund’’), including the portfolio of investments, as of October 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Flexible Income Trust as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 28, 2007

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.
Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).
Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2007 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended October 31, 2007. 1.24% of the Fund’s dividends was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.)

In January, the Fund provides tax information to shareholders for the preceding calendar year.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

DINANNIU07-05395P-Y10/07	MORGAN STANLEY FUNDS
Morgan Stanley Flexible Income Trust Annual Report October 31, 2007

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.
(2)	Not applicable.
(3)	Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

2

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007
	Registrant	Covered Entities(1)
Audit Fees	$55,550	N/A

Non-Audit Fees
Audit-Related Fees	$—(2)	$5,041,000(2)
Tax Fees	$7,856(3)	$761,000(4)
All Other Fees	$	$
Total Non-Audit Fees	$7,856	$5,802,000

Total	$63,406	$5,802,000

2006
	Registrant	Covered Entities(1)
Audit Fees	$54,800	N/A

Non-Audit Fees
Audit-Related Fees	$531(2)	$5,217,590(2)
Tax Fees	$5,480(3)	$1,472,895(4)
All Other Fees	$	$(5)
Total Non-Audit Fees	$6,011	$6,690,485

Total	$60,811	$6,690,485

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

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(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,1

1. Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

______________
[1]

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8. Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

6

rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

7

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

9

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

/s/ Francis Smith
Francis Smith Principal Financial Officer December 20, 2007

10

EXHIBIT 12 A

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL

OFFICERS

ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.

This Code of Ethics (the “Code”) for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, “Funds” and each, a “Fund”) applies to each Fund’s Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) (“Covered Officers” each of whom are set forth in Exhibit B) for the purpose of promoting:

•	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.
•

full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

•	compliance with applicable laws and governmental rules and regulations;
•	prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
•	accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the

11

Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” (as defined in the Investment Company Act) of the Fund. The Fund’s and its investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds’ Boards of Directors/Trustees (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

Each Covered Officer must not:

•

use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

•	cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or
•

use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

12

Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund’s Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer’s family living in the same household engages in such an activity or has such a relationship. Examples of these include:

•	service or significant business relationships as a director on the board of any public or private company;
•

accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

•

any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

•

a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III.	Disclosure and Compliance
•	Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;
•

each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

•

each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

13

•	it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.
IV.	Reporting and Accountability

Each Covered Officer must:

•	upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;
•	annually thereafter affirm to the Boards that he has complied with the requirements of the Code;
•	not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and
•	notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers2 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

The Funds will follow these procedures in investigating and enforcing this Code:

•	the General Counsel will take all appropriate action to investigate any potential violations reported to him;
•	if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
•	any matter that the General Counsel believes is a violation will be reported to the relevant Fund’s Audit Committee;
•

if the directors/trustees/managing general partners who are not “interested persons” as defined by the Investment Company Act (the “Independent Directors/Trustees/Managing General Partners”) of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

______________
[2]	Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics.”

14

policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

•	the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and
•	any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.
V.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds’ investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds’ and their investment advisers’ and principal underwriters’ codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley’s Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.	Amendments

Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.

VII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

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VIII.	Internal Use

The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

_________________________
Date: _____________________

16

Exhibit A

Fund List

at

October 31, 2007

RETAIL FUNDS

Open-End Retail Funds

Taxable Money Market Funds

1.	Active Assets Government Securities Trust (“AA Government”)
2.	Active Assets Institutional Government Securities Trust (“AA Institutional Government”)
3.	Active Assets Institutional Money Trust (“AA Institutional Money”)
4.	Active Assets Money Trust (“AA Money”)
5.	Morgan Stanley Liquid Asset Fund Inc. (“Liquid Asset”)
6.	Morgan Stanley U.S. Government Money Market Trust (“Government Money”)

Tax-Exempt Money Market Funds

7.	Active Assets California Tax-Free Trust (“AA California”)
8.	Active Assets Tax-Free Trust (“AA Tax-Free”)
9.	Morgan Stanley California Tax-Free Daily Income Trust (“California Tax-Free Daily”)
10.	Morgan Stanley New York Municipal Money Market Trust (“New York Money”)
11.	Morgan Stanley Tax-Free Daily Income Trust (“Tax-Free Daily”)

Equity Funds

12.	Morgan Stanley Allocator Fund (“Allocator Fund”)+
13.	Morgan Stanley Capital Opportunities Trust (“Capital Opportunities”)+
14.	Morgan Stanley Developing Growth Securities Trust (“Developing Growth”)+
15.	Morgan Stanley Diversified Series Fund – International Equity
16.	Morgan Stanley Diversified Series Fund – Large Cap Equity
17.	Morgan Stanley Dividend Growth Securities Inc. (“Dividend Growth”)+
18.	Morgan Stanley Equally-Weighted S&P 500 Fund (“Equally-Weighted S&P 500”)+
19.	Morgan Stanley European Equity Fund Inc. (“European Equity”)+
20.	Morgan Stanley Financial Services Trust (“Financial Services”)+
21.	Morgan Stanley Focus Growth Fund (“Focus Growth”)+
22.	Morgan Stanley Fundamental Value Fund (“Fundamental Value”)+
23.	Morgan Stanley FX Series – FX Alpha Plus Strategy Portfolio (“Alpha Plus”)+
24.	Morgan Stanley FX Series – FX Alpha Strategy Portfolio (“Alpha”)+

17

25.	Morgan Stanley Global Advantage Fund (“Global Advantage”)+
26.	Morgan Stanley Global Dividend Growth Securities (“Global Dividend Growth”)+
27.	Morgan Stanley Health Sciences Trust (“Health Sciences”)+
28.	Morgan Stanley Institutional Strategies Fund (“Institutional Strategies”)+
29.	Morgan Stanley International Fund (“International Fund”)+
30.	Morgan Stanley International SmallCap Fund (“International SmallCap”)+
31.	Morgan Stanley International Value Equity Fund (“International Value”)+
32.	Morgan Stanley Japan Fund (“Japan Fund”)+
33.	Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value”)+
34.	Morgan Stanley Multi-Asset Class Fund (“Multi-Asset Class”)+
35.	Morgan Stanley Nasdaq-100 Index Fund (“Nasdaq-100”)+
36.	Morgan Stanley Natural Resource Development Securities Inc. (“Natural Resource”)+
37.	Morgan Stanley Pacific Growth Fund Inc. (“Pacific Growth”)+
38.	Morgan Stanley Real Estate Fund (“Real Estate”)+
39.	Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value”)+
40.	Morgan Stanley S&P 500 Index Fund (“S&P500 Index”)+
41.	Morgan Stanley Special Growth Fund (“Special Growth”)+
42.	Morgan Stanley Special Value Fund (“Special Value”)+
43.	Morgan Stanley Technology Fund (“Technology”)+
44.	Morgan Stanley Total Market Index Fund (“Total Market Index”)+
45.	Morgan Stanley Utilities Fund (“Utilities Fund”)+
46.	Morgan Stanley Value Fund (“Value Fund”)+

Balanced Funds

47.	Morgan Stanley Balanced Fund (“Balanced”)+

Asset Allocation Fund

48.	Morgan Stanley Strategist Fund (“Strategist Fund”)+

Taxable Fixed-Income Funds

49.	Morgan Stanley Convertible Securities Trust (“Convertible Securities”)+
50.	Morgan Stanley Flexible Income Trust (“Flexible Income”)+
51.	Morgan Stanley Income Trust (“Income Trust”)+
52.	Morgan Stanley High Yield Securities Inc. (“High Yield Securities”)+
53.	Morgan Stanley Limited Duration Fund (“Limited Duration Fund”)
54.	Morgan Stanley Limited Duration U.S. Government Trust (“Limited Duration U.S. Government”)
55.	Morgan Stanley Mortgage Securities Trust (“Mortgage Securities”)+
56.	Morgan Stanley U.S. Government Securities Trust (“Government Securities”)+

18

Tax-Exempt Fixed-Income Funds

57.	Morgan Stanley California Tax-Free Income Fund (“California Tax-Free”)+
58.	Morgan Stanley Limited Term Municipal Trust (“Limited Term Municipal”)
59.	Morgan Stanley New York Tax-Free Income Fund (“New York Tax-Free”)+
60.	Morgan Stanley Tax-Exempt Securities Trust (“Tax-Exempt Securities”)+

Special Purpose Funds

61.	Morgan Stanley Select Dimensions Investment Series (“Select Dimensions”)
•	Balanced Growth Portfolio
•	Capital Opportunities Portfolio
•	Developing Growth Portfolio
•	Dividend Growth Portfolio
•	Equally-Weighted S&P 500 Portfolio
•	Flexible Income Portfolio
•	Focus Growth Portfolio
•	Global Equity Portfolio
•	Growth Portfolio
•	Money Market Portfolio
•	Utilities Portfolio
62.	Morgan Stanley Variable Investment Series (“Variable Investment”)
•	Aggressive Equity Portfolio
•	Dividend Growth Portfolio
•	Equity Portfolio
•	European Equity Portfolio
•	Global Advantage Portfolio
•	Global Dividend Growth Portfolio
•	High Yield Portfolio
•	Income Builder Portfolio
•	Limited Duration Portfolio
•	Money Market Portfolio
•	Income Plus Portfolio
•	S&P 500 Index Portfolio
•	Strategist Portfolio
•	Utilities Portfolio

Closed-End Retail Funds

Taxable Fixed-Income Closed-End Funds

63.	Morgan Stanley Income Securities Inc. (“Income Securities”)
64.	Morgan Stanley Prime Income Trust (“Prime Income”)

19

Tax-Exempt Fixed-Income Closed-End Funds

65.	Morgan Stanley California Insured Municipal Income Trust (“California Insured Municipal”)
66.	Morgan Stanley California Quality Municipal Securities (“California Quality Municipal”)
67.	Morgan Stanley Insured California Municipal Securities (“Insured California Securities”)
68.	Morgan Stanley Insured Municipal Bond Trust (“Insured Municipal Bond”)
69.	Morgan Stanley Insured Municipal Income Trust (“Insured Municipal Income”)
70.	Morgan Stanley Insured Municipal Securities (“Insured Municipal Securities”)
71.	Morgan Stanley Insured Municipal Trust (“Insured Municipal Trust”)
72.	Morgan Stanley Municipal Income Opportunities Trust (“Municipal Opportunities”)
73.	Morgan Stanley Municipal Income Opportunities Trust II (“Municipal Opportunities II”)
74.	Morgan Stanley Municipal Income Opportunities Trust III (“Municipal Opportunities III”)
75.	Morgan Stanley Municipal Premium Income Trust (“Municipal Premium”)
76.	Morgan Stanley New York Quality Municipal Securities (“New York Quality Municipal”)
77.	Morgan Stanley Quality Municipal Income Trust (“Quality Municipal Income”)
78.	Morgan Stanley Quality Municipal Investment Trust (“Quality Municipal Investment”)
79.	Morgan Stanley Quality Municipal Securities (“Quality Municipal Securities”)

+ - Denotes Retail Multi-Class Fund

INSTITUTIONAL FUNDS

Open-End Institutional Funds

1.	Morgan Stanley Institutional Fund, Inc. (“Institutional Fund Inc.”)

Active Portfolios:

•	Active International Allocation Portfolio
•	Emerging Markets Portfolio
•	Emerging Markets Debt Portfolio
•	Focus Equity Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio
•	Global Value Equity Portfolio
•	International Equity Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	International Real Estate Portfolio
•	International Small Cap Portfolio
•	Large Cap Relative Value Portfolio

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•	Money Market Portfolio
•	Municipal Money Market Portfolio
•	Small Company Growth Portfolio
•	Systematic Active large Cap Core Portfolio
•	Systematic Active Small Cap Core Portfolio
•	Systematic Active Small Cap Growth Portfolio
•	Systematic Active Small Cap Value Portfolio
•	U.S. Large Cap Growth Portfolio
•	U.S. Real Estate Portfolio

Inactive Portfolios*:

•	China Growth Portfolio
•	Gold Portfolio
•	Large Cap Relative Value Portfolio
•	MicroCap Portfolio
•	Mortgage-Backed Securities Portfolio
•	Municipal Bond Portfolio
•	U.S. Equity Plus Portfolio
2.	Morgan Stanley Institutional Fund Trust (“Institutional Fund Trust”)

Active Portfolios:

•	Advisory Portfolio
•	Advisory Foreign Fixed Income II Portfolio
•	Advisory Foreign Fixed Income Portfolio
•	Balanced Portfolio
•	Core Fixed Income Portfolio
•	Core Plus Fixed Income Portfolio
•	Equity Portfolio
•	Equity Plus Portfolio
•	High Yield Portfolio
•	Intermediate Duration Portfolio
•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Limited Duration Portfolio
•	Long Duration Fixed Income Portfolio
•	Mid-Cap Growth Portfolio
•	Municipal Portfolio
•	U.S. Mid-Cap Value Portfolio
______________
*	Have not commenced or have ceased operations

21

•	U.S. Small-Cap Value Portfolio
•	Value Portfolio

Inactive Portfolios*:

•	Balanced Plus Portfolio
•	Growth Portfolio
•	Investment Grade Credit Advisory Portfolio
•	Mortgage Advisory Portfolio
•	New York Municipal Portfolio
•	Targeted Duration Portfolio
•	Value II Portfolio
3.	The Universal Institutional Funds, Inc. (“Universal Funds”)

Active Portfolios:

•	Core Plus Fixed Income Portfolio
•	Emerging Markets Debt Portfolio
•	Emerging Markets Equity Portfolio
•	Equity and Income Portfolio
•	Equity Growth Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio
•	Global Value Equity Portfolio
•	High Yield Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	Mid-Cap Growth Portfolio
•	Small Company Growth Portfolio
•	U.S. Mid-Cap Value Portfolio
•	U.S. Real Estate Portfolio
•	Value Portfolio

Inactive Portfolios*:

•	Balanced Portfolio
•	Capital Preservation Portfolio
•	Core Equity Portfolio
•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Latin American Portfolio
•	Multi-Asset Class Portfolio
•	Targeted Duration Portfolio

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4.	Morgan Stanley Institutional Liquidity Funds (“Liquidity Funds”)

Active Portfolios:

•	Government Portfolio
•	Money Market Portfolio
•	Prime Portfolio
•	Tax-Exempt Portfolio
•	Treasury Portfolio

Inactive Portfolios*:

•	Government Securities Portfolio
•	Treasury Securities Portfolio

Closed-End Institutional Funds

5.	Morgan Stanley Asia-Pacific Fund, Inc. (“Asia-Pacific Fund”)
6.	Morgan Stanley Eastern Europe Fund, Inc. (“Eastern Europe”)
7.	Morgan Stanley Emerging Markets Debt Fund, Inc. (“Emerging Markets Debt”)
8.	Morgan Stanley Emerging Markets Fund, Inc. (“Emerging Markets Fund”)
9.	Morgan Stanley Global Opportunity Bond Fund, Inc. (“Global Opportunity”)
10.	Morgan Stanley High Yield Fund, Inc. (“High Yield Fund”)
11.	The Latin American Discovery Fund, Inc. (“Latin American Discovery”)
12	The Malaysia Fund, Inc. (“Malaysia Fund”)
13.	The Thai Fund, Inc. (“Thai Fund”)
14.	The Turkish Investment Fund, Inc. (“Turkish Investment”)
15.	India Investment Fund (“India Investment”)

Closed-End Fund of Hedge Funds

16.	Morgan Stanley Institutional Fund of Hedge Funds (“Fund of Hedge Funds”)

In Registration

Morgan Stanley Retail Funds

1.	Morgan Stanley American Franchise Fund

Funds of Hedge Funds

1.	Morgan Stanley Absolute Return Fund
2.	Morgan Stanley Institutional Fund of Hedge Funds II
______________
*	Have not commenced or have ceased operations

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EXHIBIT B

Institutional Funds

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

Retail Funds

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

Francis Smith – Chief Financial Officer and Treasurer

Morgan Stanley India Investment Fund, Inc.

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

24

EXHIBIT C

General Counsel

Arthur Lev

25

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

26

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: December 20, 2007
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

27

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

28

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: December 20, 2007
/s/ Francis Smith
Francis Smith Principal Financial Officer

29

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust.

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended October 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 20, 2007	/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan Stanley Flexible Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

30

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended October 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 20, 2007	/s/ Francis Smith
Francis Smith Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan Stanley Flexible Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

31